Sale Abandonment of Assets	12 Months Ended
Jan. 31, 2021
5. Sale Abandonment of Assets

(a)

On October 2, 2020, the Company signed a share purchase agreement with an unrelated third party (the “Purchaser”) for the sale of 100% of the issued and outstanding common shares of Pivot Pharmaceuticals Manufacturing Corp. (“Pivot”), a fully-owned subsidiary. Pursuant to the sale of Pivot, the Company’s lease of the manufacturing facility in Dollard-des-Ormeaux, Quebec, Canada (the “Facility”) and its in-process Health Canada license application (the “Application”) was transferred to the Purchaser and the Company is no longer pursuing the Application for processing of cannabis products in Canada.

Consideration included the following: 1) Purchaser settling Pivot and the Company’s outstanding obligations with the lessor of the Facility of $135,879 (completed), 2) Cancellation of any amounts that Pivot or the Company may owe to the Purchaser (completed), 3) Purchaser’s assumption of the lease of the Facility as of September 1, 2020 (completed), 4) Cancellation by Pivot of obligations that the Purchaser owes to Pivot (completed), 5) Purchaser’s assumption of further obligations with respect to the Application (completed), and 6) Purchaser’s discontinuation of its lawsuit filed in the Province of Quebec against Pivot (completed).

The following loss on disposal of assets has been included in the consolidated statement of comprehensive loss for the year ended January 31, 2021:

Year Ended	January 31, 2021 $

Deposit	(177,300)
Equipment	(469,695)
ROU asset	(3,066,586)
Lease liability	3,279,364
Other	2,707

Loss on disposal of assets	(431,510)

The Company evaluated the disposal of Pivot in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, and determined that it did not meet the definition of discontinued operations.

(b)

During the year ended January 31, 2021, the Company shifted its strategic focus from manufacture and commercialization of cannabis/hemp products to research and development of pharmaceuticals and recorded a loss on abandonment of assets of $245,890 upon halting hemp-related activities in the U.S.A.